Note 12 - (Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
12.	(Loss) / Earnings per Share

Basic and diluted (loss) / earnings per common share are computed as follows:

	2016	2017	2018
Income:
Net (loss) / income	(10,141,353)	849,701	1,119,735
Dividends to Series B preferred shares	-	-	(565,229)
Net (loss) / income attributable to common shareholders	(10,141,353)	849,701	554,506
Basic and diluted earnings per share:
Weighted average common shares - outstanding	1,633,141	2,213,505	2,232,821
Basic and diluted (loss) / earnings per share	(6.21)	0.38	0.25

During
2018,
the effect of the non-vested stock awards and of Series B Preferred Shares was anti-dilutive. The number of dilutive securities was nil
shares in
2016,
2017
and
2018.